Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Tax reconciliation
Total tax expense (income)	€ 103,709,000	€ 151,529,000	€ 452,543,000	€ 483,617,000